Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Net loss per share – Diluted	$ (0.11)	$ (0.01)	$ (0.64)	$ (0.02)	$ (0.06)	$ (0.02)
Weighted average common shares – Diluted	23,072,179	147,984,230	21,252,375	147,984,230	110,816,207	147,984,230